UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.): [X] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Silver Point Capital, L.P.
Address:    Two Greenwich Plaza
            Greenwich, CT 06830

13F File Number: 028-10709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fredrick H. Fogel
Title:      Authorized Signatory
Phone:      (203) 542-4000

Signature, Place, and Date of Signing:

     /s/ Fredrick H. Fogel        Greenwich, CT        November 15, 2006
     ---------------------        -------------        -----------------
           [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         13F File Number                    Name

         28-_________                       ____________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $ 1,154,669,788

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:


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

                              13F INFORMATION TABLE
                               September 30, 2006

                Column 1                        Column 2                      Column 3            Column 4              Column 5
------------------------------------------------------------------------------------------------------------------------------------
                                                TITLE OF                                                               SHARES OR
             NAME OF ISSUER                     CLASS                          CUSIP                VALUE               PRN AMT
------------------------------------------------------------------------------------------------------------------------------------
1 AMERICAN AXLE & MFG HLDNG (AXL)               COM                           024061103                 834,500             50,000
2 AMR CORPORATION CM                            COM                           001765106               3,471,000            150,000
3 AUTOZONE (AZO)                                COM                           053332102               5,681,500             55,000
4 BASF AG ADR CM (BF)                           SPONSORED ADR                 055262505               1,001,250             12,500
5 BEASLEY BROADCASTING (BBGI)                   CLA                           074014101                 703,000            100,000
6 BJ WHOLESALE (BJ)                             COM                           05548J106               5,106,500            175,000
7 BORLAND SOFT (BORL)                           COM                           099849101              15,471,000          2,700,000
8 CBS (CBS)                                     CLA                           124857202               2,817,000            100,000
9 CELANESE CORP (CE)                            COM SER A                     150870103               4,475,000            250,000
10 CHARTER COMM CONV 5.875% 11/16/2009          NOTE 5.875%11/1               16117MAE7               5,377,500          6,000,000
11 CHEMTURA CORP (CEM)                          COM                           163893100               4,335,000            500,000
12 COMCAST CORP                                 CLA                           20030N101              16,236,000            440,000
13 COMPUWARE CORP (CPWR)                        COM                           205638109              19,942,400          2,560,000
14 CORE-MARK (CORE) RECEIVED                    COM                           218681104               3,268,624            115,884
15 COST PLUS (CPWM)                             COM                           221485105               4,788,000            400,000
16 ESCHELON (ESCH)                              COM                           296290109              11,468,250            675,000
17 EXCO RESOURCES (XCO)                         COM                           269279402              26,681,500          2,150,000
18 EXIDE WARRANTS (XIDEW)                       *W EXP 99/99/999              302051123                  20,700            103,500
19 FISHER COMM (FSCI)                           COM                           337756209              10,775,494            259,338
20 FMC CORP (FMC)                               COM                           302491303              27,229,750            425,000
21 FORD (F)                                     COM PAR $0.01                 345370860                 809,000            100,000
22 GAP, INC (GPS)                               COM                           364760108              24,066,500          1,270,000
23 GENERAL COMM (GNCMA)                         CLA                           369385109              14,013,090          1,131,000
24 GLOBAL SIGNAL (GSL)                          COM                           37944Q103              15,174,000            300,000
25 GRAY TELEVISION (GTN)                        COM                           389375106               2,060,225            321,408
26 HEARST-ARGYLE (HTV)                          COM                           422317107               5,051,295            220,100
27 HERCULES INC (HPC)                           COM                           427056106              50,464,000          3,200,000
28 HUNTSMAN CMN (HUN)                           COM                           447011107              32,760,000          1,800,000
29 INGLES MKTS (IMKTA)                          CLA                           457030104              24,601,988            932,600
30 IPCS INC CM RESTRICTED                       COM NEW                       44980Y305             130,615,561          2,869,568
31 IWM NOV06 70 PUT                             PUT                            DIW/WR                 2,025,000             13,500
32 JDA SOFTWARE (JDAS)                          COM                           46612K108              35,184,585          2,281,750
33 KNOLOGY CM                                   COM                           499183804              14,437,568          1,532,000
34 LAWSON SOFTWARE (LWSN)                       COM                           52078P102              64,706,250          8,925,000
35 LEVEL 3 CM (LVLT)                            COM                           52729N100                  13,735              2,548
36 LIBERTY GLOBAL (LBTYA)                       COM SER A                     530555101              20,566,260            799,000
37 LIN TV CORP (TVL)                            CLA                           532774106              12,798,100          1,645,000
38 MACDERMID INC (MRD)                          COM                           554273102               7,721,154            236,700
39 MERGE TECH (MRGE)                            COM                           589981109              11,933,360          1,734,500
40 MILLS CORP CM (MLS)                          COM                           601148109               2,506,500            150,000
41 MIRANT CORP CM (MIR)                         COM                           60467R100              24,512,992            897,583
42 MSC SOFTWARE (MSCS)                          COM                           553531104              61,358,220          3,984,300
43 MTR GAMING (MNTG)                            COM                           553769100               9,815,367          1,045,300
44 NEENAH PAPER CM (NP)                         COM                           640079109              10,269,000            300,000
45 NEXSTAR BROADCAST (NXST)                     CLA                           65336K103                 205,400             52,000
46 NRG (NRG ENERGY CM prev WI)                  COM NEW                       629377508               2,221,014             49,029
47 OMNICARE STK                                 COM                           681904108              18,313,250            425,000
48 ORBIMAGE INC CM (ORBM)                       COM                           68555Y101               6,056,458            381,149
49 OWENS ILLINOIS (OI)                          COM NEW                       690768403              22,664,316          1,469,800
50 PARAMETRIC TECH (PMTCD)                      COM NEW                       699173209              41,904,000          2,400,000
51 PETRO GEO ADR (PGS US)                       SPONSORED ADR                 716599105              14,670,000            300,000
52 PIER 1 IMPORTS (PIR)                         COM                           720279108               4,303,600            580,000
53 PORTGENEL (POR)                              COM NEW                       736508847               4,130,392            169,209
54 PXRE GROUP (PXT)                             COM                           G73018106               5,669,944          1,376,200
55 QUEST (QSFT)                                 COM                           74834T103                 999,600             70,000
56 REVLON (REV)                                 CLA                           761525500               5,085,000          4,500,000
57 ROCKWOOD CM                                  COM                           774415103              69,430,501          3,475,000
58 ROTECH HEALTHCARE INC                        COM                           778669101                 510,000            425,000
59 SILGAN HLDG (SLGN)                           COM                           827048109              26,288,244            699,900
60 SPECTRUM BRANDS (SPC)                        COM                           84762L105               5,064,000            600,000
61 SPORT CHALET CM A (SPCHA)                    CLA                           849163209               3,575,120            388,600
62 SPORTS CHALET CM B (SPCHB)                   CLB                           849163308                 298,458             33,162
63 SPX INDEX DEC 06 PUT 1260 (SZP+XL)           PUT                            $SZPXL                    89,880                107
64 SPX INDEX MAR07 PUT 1000                     PUT                            SPQ/OT                   120,000                500
65 SPX INDEX MAR07 PUT 1050                     PUT                            SPQ/OJ                   300,000              1,000
66 SYMANTEC CORP (SYMC)                         COM                           871503108                  35,580              1,672
67 TERRA INDUSTRIES (TRA)                       COM                           880915103              35,080,500          4,550,000
68 TUES MORNING (TUES)                          COM NEW                       899035505               3,470,000            250,000
69 USAIR (LCC)                                  COM                           90341W108               9,309,300            210,000
70 USG CORP CM (USG)                            COM NEW                       903293405              13,297,596            282,687
71 VALERO ENERGY CM (VLO)                       COM                           91913Y100              21,874,750            425,000
72 WILLIAMS COS (WMB)                           COM                           969457100              50,127,000          2,100,000
73 WR GRACE CM (GRA)                            COM                           38388F108              42,100,500          3,175,000
74 YOUNG BROADCASTING (YBTVA)                   CLA                           987434107                 327,667            142,464

                Column 1                          Column 5        Column 6           Column 7                Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        PUT/     INVESTMENT           OTHER     VOTING AUTHORITY
             NAME OF ISSUER                    SH/PRN   CALL     DISCRETION          MANAGERS          SOLE         SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
1 AMERICAN AXLE & MFG HLDNG (AXL)                SH             SHARED-DEFINED          NONE               50,000
2 AMR CORPORATION CM                             SH             SHARED-DEFINED          NONE              150,000
3 AUTOZONE (AZO)                                 SH             SHARED-DEFINED          NONE               55,000
4 BASF AG ADR CM (BF)                            SH             SHARED-DEFINED          NONE               12,500
5 BEASLEY BROADCASTING (BBGI)                    SH             SHARED-DEFINED          NONE              100,000
6 BJ WHOLESALE (BJ)                              SH             SHARED-DEFINED          NONE              175,000
7 BORLAND SOFT (BORL)                            SH             SHARED-DEFINED          NONE            2,700,000
8 CBS (CBS)                                      SH             SHARED-DEFINED          NONE              100,000
9 CELANESE CORP (CE)                             SH             SHARED-DEFINED          NONE              250,000
10 CHARTER COMM CONV 5.875% 11/16/2009           SH             SHARED-DEFINED          NONE            6,000,000
11 CHEMTURA CORP (CEM)                           SH             SHARED-DEFINED          NONE              500,000
12 COMCAST CORP                                  SH             SHARED-DEFINED          NONE              440,000
13 COMPUWARE CORP (CPWR)                         SH             SHARED-DEFINED          NONE            2,560,000
14 CORE-MARK (CORE) RECEIVED                     SH             SHARED-DEFINED          NONE              115,884
15 COST PLUS (CPWM)                              SH             SHARED-DEFINED          NONE              400,000
16 ESCHELON (ESCH)                               SH             SHARED-DEFINED          NONE              675,000
17 EXCO RESOURCES (XCO)                          SH             SHARED-DEFINED          NONE            2,150,000
18 EXIDE WARRANTS (XIDEW)                        SH             SHARED-DEFINED          NONE              103,500
19 FISHER COMM (FSCI)                            SH             SHARED-DEFINED          NONE              259,338
20 FMC CORP (FMC)                                SH             SHARED-DEFINED          NONE              425,000
21 FORD (F)                                      SH             SHARED-DEFINED          NONE              100,000
22 GAP, INC (GPS)                                SH             SHARED-DEFINED          NONE            1,270,000
23 GENERAL COMM (GNCMA)                          SH             SHARED-DEFINED          NONE            1,131,000
24 GLOBAL SIGNAL (GSL)                           SH             SHARED-DEFINED          NONE              300,000
25 GRAY TELEVISION (GTN)                         SH             SHARED-DEFINED          NONE              321,408
26 HEARST-ARGYLE (HTV)                           SH             SHARED-DEFINED          NONE              220,100
27 HERCULES INC (HPC)                            SH             SHARED-DEFINED          NONE            3,200,000
28 HUNTSMAN CMN (HUN)                            SH             SHARED-DEFINED          NONE            1,800,000
29 INGLES MKTS (IMKTA)                           SH             SHARED-DEFINED          NONE              932,600
30 IPCS INC CM RESTRICTED                        SH             SHARED-DEFINED          NONE            2,869,568
31 IWM NOV06 70 PUT                              SH     PUT     SHARED-DEFINED          NONE               13,500
32 JDA SOFTWARE (JDAS)                           SH             SHARED-DEFINED          NONE            2,281,750
33 KNOLOGY CM                                    SH             SHARED-DEFINED          NONE            1,532,000
34 LAWSON SOFTWARE (LWSN)                        SH             SHARED-DEFINED          NONE            8,925,000
35 LEVEL 3 CM (LVLT)                             SH             SHARED-DEFINED          NONE                2,548
36 LIBERTY GLOBAL (LBTYA)                        SH             SHARED-DEFINED          NONE              799,000
37 LIN TV CORP (TVL)                             SH             SHARED-DEFINED          NONE            1,645,000
38 MACDERMID INC (MRD)                           SH             SHARED-DEFINED          NONE              236,700
39 MERGE TECH (MRGE)                             SH             SHARED-DEFINED          NONE            1,734,500
40 MILLS CORP CM (MLS)                           SH             SHARED-DEFINED          NONE              150,000
41 MIRANT CORP CM (MIR)                          SH             SHARED-DEFINED          NONE              897,583
42 MSC SOFTWARE (MSCS)                           SH             SHARED-DEFINED          NONE            3,984,300
43 MTR GAMING (MNTG)                             SH             SHARED-DEFINED          NONE            1,045,300
44 NEENAH PAPER CM (NP)                          SH             SHARED-DEFINED          NONE              300,000
45 NEXSTAR BROADCAST (NXST)                      SH             SHARED-DEFINED          NONE               52,000
46 NRG (NRG ENERGY CM prev WI)                   SH             SHARED-DEFINED          NONE               49,029
47 OMNICARE STK                                  SH             SHARED-DEFINED          NONE              425,000
48 ORBIMAGE INC CM (ORBM)                        SH             SHARED-DEFINED          NONE              381,149
49 OWENS ILLINOIS (OI)                           SH             SHARED-DEFINED          NONE            1,469,800
50 PARAMETRIC TECH (PMTCD)                       SH             SHARED-DEFINED          NONE            2,400,000
51 PETRO GEO ADR (PGS US)                        SH             SHARED-DEFINED          NONE              300,000
52 PIER 1 IMPORTS (PIR)                          SH             SHARED-DEFINED          NONE              580,000
53 PORTGENEL (POR)                               SH             SHARED-DEFINED          NONE              169,209
54 PXRE GROUP (PXT)                              SH             SHARED-DEFINED          NONE            1,376,200
55 QUEST (QSFT)                                  SH             SHARED-DEFINED          NONE               70,000
56 REVLON (REV)                                  SH             SHARED-DEFINED          NONE            4,500,000
57 ROCKWOOD CM                                   SH             SHARED-DEFINED          NONE            3,475,000
58 ROTECH HEALTHCARE INC                         SH             SHARED-DEFINED          NONE              425,000
59 SILGAN HLDG (SLGN)                            SH             SHARED-DEFINED          NONE              699,900
60 SPECTRUM BRANDS (SPC)                         SH             SHARED-DEFINED          NONE              600,000
61 SPORT CHALET CM A (SPCHA)                     SH             SHARED-DEFINED          NONE              388,600
62 SPORTS CHALET CM B (SPCHB)                    SH             SHARED-DEFINED          NONE               33,162
63 SPX INDEX DEC 06 PUT 1260 (SZP+XL)            SH     PUT     SHARED-DEFINED          NONE                  107
64 SPX INDEX MAR07 PUT 1000                      SH     PUT     SHARED-DEFINED          NONE                  500
65 SPX INDEX MAR07 PUT 1050                      SH     PUT     SHARED-DEFINED          NONE                1,000
66 SYMANTEC CORP (SYMC)                          SH             SHARED-DEFINED          NONE                1,672
67 TERRA INDUSTRIES (TRA)                        SH             SHARED-DEFINED          NONE            4,550,000
68 TUES MORNING (TUES)                           SH             SHARED-DEFINED          NONE              250,000
69 USAIR (LCC)                                   SH             SHARED-DEFINED          NONE              210,000
70 USG CORP CM (USG)                             SH             SHARED-DEFINED          NONE              282,687
71 VALERO ENERGY CM (VLO)                        SH             SHARED-DEFINED          NONE              425,000
72 WILLIAMS COS (WMB)                            SH             SHARED-DEFINED          NONE            2,100,000
73 WR GRACE CM (GRA)                             SH             SHARED-DEFINED          NONE            3,175,000
74 YOUNG BROADCASTING (YBTVA)                    SH             SHARED-DEFINED          NONE              142,464


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